INVESTMENT PROPERTIES	12 Months Ended
Dec. 31, 2022
Investment property [abstract]
INVESTMENT PROPERTIES	INVESTMENT PROPERTIES
The following table presents the carrying amount for Brookfield Infrastructure’s investment properties:

US$ MILLIONS	2022	2021
Balance at beginning of the year	$655	$518
Additions, net of disposals	125	106
Non-cash disposals	(45)	—
Fair value adjustments	18	42
Foreign currency translation	(53)	(11)
Balance at end of the year	$700	$655
Investment properties are measured at fair value on a recurring basis and the effective date of revaluation is December 31, 2022 and 2021. The fair value of our partnership’s investment properties are determined by management of our partnership with due consideration given to relevant market conditions. The following table summarizes the valuation techniques and significant inputs for Brookfield Infrastructure’s investment property. Our partnership has classified all assets below under level 3 of the fair value hierarchy:

Segment	Valuation technique	Significant unobservable inputs	Range of inputs
Transport	Direct Income Capitalization	Capitalization Rate	6% to 14%
Data	Direct Income Capitalization	Capitalization Rate	6% to 8%
An increase in the capitalization rate would lead to a decrease in the fair value of investment property, with the opposite impact for a decrease in the capitalization rate.